ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS – 94.3%

Debt Fund – 20.5%
iShares Core Total USD Bond Market ETF(a)	90,663	$4,499,605
iShares TIPS Bond ETF	6,262	780,057
iShares U.S. Treasury Bond ETF	104,855	2,611,938
Total Debt Fund		7,891,600

Equity Fund – 73.8%
iShares MSCI EAFE ETF	67,557	4,972,195
iShares MSCI Emerging Markets ETF(b)	33,531	1,513,925
iShares Russell 2000 ETF(b)	5,841	1,198,982
iShares Russell Mid-Cap Growth ETF(b)	27,176	2,731,188
iShares U.S. Energy ETF(b)	31,557	1,291,312
SPDR S&P 500 ETF Trust(a)	35,420	15,997,089
Technology Select Sector SPDR Fund(b)	4,871	774,148
Total Equity Fund		28,478,839

Total Exchange Traded Funds
(Cost $35,106,317)		36,370,439

MONEY MARKET FUNDS – 7.1%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.21%(c)	2,275,335	2,275,335
Goldman Sachs Financial Square Government Fund - Institutional Shares, Institutional Class, 0.24%(c)(d)	477,000	477,000

Total Money Market Funds
(Cost $2,752,335)		2,752,335

REPURCHASE AGREEMENTS – 10.4%(d)
BofA Securities, Inc., dated 03/31/22, due 04/01/22, 0.30%, total to be received $1,044,850, (collateralized by various U.S. Government Agency Obligations, 2.00%-4.00%, 02/01/36-03/01/52, totaling $1,065,738)	$1,044,841	1,044,841
Citibank NA, dated 03/31/22, due 04/01/22, 0.31%, total to be received $877,543, (collateralized by various U.S. Government Agency Obligations, 0.50%-6.00%, 11/30/23-05/15/51, totaling $895,821)	877,535	877,535
Daiwa Capital Markets America, dated 03/31/22, due 04/01/22, 0.30%, total to be received $1,044,850, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 04/05/22-04/01/52, totaling $1,065,738)	1,044,841	1,044,841
RBC Dominion Securities, Inc., dated 03/31/22, due 04/01/22, 0.30%, total to be received $1,044,850, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.50%, 04/26/22-03/20/52, totaling $1,065,738)	1,044,841	1,044,841

Total Repurchase Agreements
(Cost $4,012,058)		4,012,058

Total Investments Before Written Options – 111.8%
(Cost $41,870,710)		43,134,832

	Notional Amount	Contracts	Value
WRITTEN CALL OPTIONS – (0.1)%
iShares MSCI EAFE ETF, expiring 04/14/22, Strike Price $77.00	$(3,557,400)	(462)	$(9,471)
SPDR S&P 500 ETF Trust, expiring 04/14/22, Strike Price $463.00	(12,825,100)	(277)	(47,229)

Total Written Options
[Premiums Received $(51,337)]			(56,700)

Total Investments – 111.7%
(Cost $41,819,373)			43,078,132
Liabilities in Excess of Other Assets – (11.7%)			(4,514,545)
Net Assets – 100.0%			$38,563,587

ETF - Exchange Traded Fund

TIPS - Treasury Inflation Protected Securities

(a)	All or a portion of this security has been pledged as collateral for option contracts. The aggregate market value of the collateral was $2,543,916 as of March 31, 2022.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $5,092,452; the aggregate market value of the collateral held by the fund is $5,275,597. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $786,539.
(c)	Rate shown reflects the 7-day yield as of March 31, 2022.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$36,370,439	$–	$–	$36,370,439
Money Market Funds	2,752,335	–	–	2,752,335
Repurchase Agreements	–	4,012,058	–	4,012,058
Total	$39,122,774	$4,012,058	$–	$43,134,832

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(56,700)	$–	$–	$(56,700)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Debt Fund	20.5%
Equity Fund	73.8
Written Call Option	(0.1)
Money Market Funds	7.1
Repurchase Agreements	10.4
Total Investments	111.7
Liabilities in Excess of Other Assets	(11.7)
Net Assets	100.0%